Employee Option Plans - Schedule of Sapiens Stock-Based Compensation Activity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 15, 2024	Dec. 31, 2025 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Amount of options, Outstanding		1,668,000
Weighted average exercise price, Outstanding (in Dollars per share)		$ 24.96
Weighted average remaining contractual life, Outstanding	4 years	3 years 1 month 9 days
Aggregate intrinsic value, Outstanding (in Dollars) | $		$ 4,977
Amount of options, Granted		266,143
Amount of options, Expired and forfeited		(346,969)
Amount of options, Exercised		(131,281)
Amount of options, Reclassification of shared-based compensation to liability		(1,455,893)
Amount of options, Outstanding
Weighted average exercise price, Outstanding (in Dollars per share)
Amount of options, Exercisable